Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,277,396,065.00
Previously Paid Amount	0.00
Total Fee Amount	314,508.40
Total Offset Amount	0.00
Net Fee	314,508.40
Narrative - Max Aggregate Offering Price	$ 2,277,396,065.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true